As of June 30, 2023, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description		Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Bank Loans*
Health Care		$2,880,000	$-	$1,982,124	$4,862,124
Total Bank Loans		2,880,000	-	1,982,124	4,862,124

Total Common Stocks*		27,505,670	-	-	27,505,670

Total Convertible Bonds*		-	1,046,958	-	1,046,958

Total Corporate Bonds*
Broadcasting (Except Internet)		-	875,924	-	875,924
Consumer Durables & Apparel		-	1,135,338	-	1,135,338
Consumer Services		-	843,618	-	843,618
Financial Services		-	63,119	-	63,119
Food, Beverage & Tobacco		-	971,991	-	971,991
Nonstore Retailers		-	1,468,148	-	1,468,148
Pharmaceuticals, Biotechnology & Life Sciences		-	2,456,314	-	2,456,314
Securities, Commodity Contracts, and Other Financial Investments and Related Activities		-	995,363	508,480	1,503,843
Utilities		-	964,961	-	964,961
Total Corporate Bonds		-	9,774,776	508,480	10,283,256

Total Warrants*				57,104	57,104

Money Market Fund*		1,484,159	-	-	1,484,159

Total Assets		$31,869,829	$10,821,734	$2,547,708	$45,239,271

Intrepid Small Cap Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*		$43,748,825	$-	$-	$43,748,825

Total Exchange-Traded Fund*		2,007,200	-	-	2,007,200

Total Real Estate Investment Trust (REIT)*		1,855,557	-	-	1,855,557

Money Market Fund*		5,105,980	-	-	5,105,980

Total Assets		$52,717,562	$-	$-	$52,717,562

Intrepid Income Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Bank Loans*
Capital Goods		$-	$5,843,330	$-	$5,843,330
Consumer Durables & Apparel		-	4,994,800	-	4,994,800
Health Care		16,170,000	-	22,857,475	39,027,475
Total Bank Loans		16,170,000	10,838,130	22,857,475	49,865,605

Total Convertible Bonds*
Capital Goods		-	1,035,500	-	1,035,500
Financial Services		-	1,087,682	-	1,087,682
Media and Entertainment		4,966,975	-	-	4,966,975
Total Convertible Bonds		4,966,975	2,123,182	-	7,090,157

Total Corporate Bonds*
Capital Goods		-	7,426,000	-	7,426,000
Chemical Manufacturing		-	7,773,641	-	7,773,641
Clothing and Clothing Accessories Stores		-	10,160,455	-	10,160,455
Commercial & Professional Services		-	14,216,773	-	14,216,773
Consumer Durables & Apparel		-	10,752,975	-	10,752,975
Consumer Discretionary		-	4,168,066	-	4,168,066
Consumer Services		-	11,013,256	-	11,013,256
Data Precessing, Hosting, and Related Services		-	6,542,801	-	6,542,801
Diversified Financials		-	13,520,871	-	13,520,871
Energy		-	33,888,042	-	33,888,042
Financial Services		-	16,018,988	-	16,018,988
Food, Beverage & Tobacco		-	23,947,713	-	23,947,713
Health Care Equipment & Services		-	-	3,044,963	3,044,963
Materials		-	4,524,332	-	4,524,332
Media & Entertainment		-	1,971,323	-	1,971,323
Merchant Wholesalers, Nondurable Goods		-	683,285	-	683,285
Mining (except Oil and Gas)		-	5,603,836	-	5,603,836
Nonstore Retailers		-	12,386,271	-	12,386,271
Personal and Laundry Services		-	6,538,151	-	6,538,151
Pharmaceuticals, Biotechnology & Life Sciences		-	15,420,885	-	15,420,885
Primary Metal Manufacturing		-	3,364,120	-	3,364,120
Repair and Maintenance		-	9,387,955	-	9,387,955
Securities, Commodity Contracts, and Other Financial Investments and Related Activities		-	8,709,010	3,794,993	12,504,003
Support Activities for Mining		-	6,719,844	-	6,719,844
Telecommunication Services		-	17,565,181	-	17,565,181
Utilities		-	6,889,823	-	6,889,823
Total Corporate Bonds		-	259,193,597	6,839,956	266,033,553

Warrants*
Health Care Equipment & Services		2,730	-	-	2,730
Securities, Commodity Contracts, and Other Financial Investments and Related Activities		-	-	12,962	12,962
Total Warrants		2,730	-	12,962	15,692

Money Market Fund*		9,605,146	-	-	9,605,146

Total Assets		$30,744,851	$272,154,909	$29,710,393	$332,610,153

Unrealized Depreciation on Forward Currency Contracts		-	(118,498)	-	(118,498)

Total Liabilities		$-	$(118,498)	$-	$(118,498)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

	Intrepid Capital Fund	Intrepid Income Fund
Beginning Balance - October 1, 2022	$1,946,013	$24,614,250
Purchases	1,505,926	14,343,843
Sales	(4,000)	(1,191,844)
Realized gains	-	3,361
Realized losses	-	-
Change in unrealized appreciation	29,769	310,784
Net Transfers Into Level 3	-	-
Net Transfers Out of Level 3	(930,000)	(8,370,000)
Ending Balance - March 31, 2023	$2,547,708	$29,710,393

As of June 30, 2023 the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $29,769, and was $310,784 for the Intrepid Income Fund.